Note 18 - Fair Value Disclosure Measurements (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Estimated Selling Costs of Impaired Loans	$ 2,100,000	$ 492,000